Non-Cash Share-Based Compensation - Summary of Changes in Company's Ordinary Shares (Details) - Performance and Service Based	3 Months Ended
Mar. 31, 2021 $ / shares shares
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Number of Shares, Unvested balance | shares	207,310
Number of Shares, Vested | shares	(26,814)
Number of Shares, Forfeited | shares	(11,043)
Number of Shares, Unvested balance | shares	169,453
Weighted Average Grant Date Fair Value, Unvested balance	$ 9.97
Weighted Average Grant Date Fair Value, Granted	0.00
Weighted Average Grant Date Fair Value, Vested	8.03
Weighted Average Grant Date Fair Value, Forfeited	7.08
Weighted Average Grant Date Fair Value, Unvested balance	$ 10.57